Segments information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segments information

Note 21 – Segments information

The Company’s operating segments have been identified based on the way management organizes the business by the nature of services provided to customers and how the Chief Operating Decision Maker (“CODM”) manages the business and allocates resources. The CODM for the Company is its Chief Executive Officer. The Company has two reportable segments: property management services and holistic wellness consumer products and services.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The accounting policies applied to each segment are consistent with those described in the summary of significant accounting policies. The Company evaluates segment performance based on profit or loss from operations before income taxes. Intersegment sales and transfers are accounted for as if the transactions were made with third parties, using current market prices.

The Company’s reportable segments represent strategic business units that offer different products and services and are managed separately due to their distinct operational and marketing requirements.

The following tables summarize the Company’s segment information for the years ended December 31, 2024, 2023, and 2022.

	For the Year Ended December 31, 2024
	Property management services	Holistic wellness consumer products and services	Total

Revenue from external customers	$3,921,982	$89,023	$4,011,005

Less:
Cost of revenue	3,214,862	33,988	3,248,850
Segment gross profit	707,120	55,035	762,155

Less:
Salary Expense	680,792	114,145	794,937
Impairment loss on intangible assets	-	14,755,560	14,755,560
Bad debt expense	-	44,885	44,885
Other segment items	214,442	573,029	787,471
Segment loss	(188,144)	(15,432,585)	(15,620,699)

Reconciliation of profit or loss
Less: Unallocated amounts
Professional fees			1,282,865
Loss on debt settlement			448,000
Other corporate expenses			290,597
Net loss before income taxes			(17,642,162)

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

	For the Year Ended December 31, 2023
	Property management services	Holistic wellness consumer products and services	Total

Revenue from external customers	$3,706,458	$-	$3,706,458

Less:
Cost of revenue	2,864,383	-	2,864,383
Segment gross profit	842,075	-	842,075

Less:
Salary Expense	749,437	-	749,437
Bad debt expense	2,463	-	2,463
Other Segment items	223,452	-	223,452
Segment loss	(133,277)	-	(133,277)

Reconciliation of profit or loss
Less: Unallocated amounts
Professional fees			2,364,263
Change in fair value of prepaid forward purchase liabilities			1,303,658
Loss on settlement of prepaid forward contracts			2,635,816
Other corporate expenses			1,997,767
Net loss before income taxes			(8,434,781)

	For the Year Ended December 31, 2022
	Property management services	Holistic wellness consumer products and services	Total

Revenue from external customers	$3,764,295	$-	$3,764,295

Less:
Cost of revenue	2,894,296	-	2,894,296
Segment gross profit	869,999	-	869,999

Less:
Salary Expense	595,211	-	595,211
Bad debt expense	2,759,819	-	2,759,819
Other Segment items	169,644	-	169,644
Segment loss	(2,654,675)	-	(2,654,675)

Reconciliation of profit or loss
Less: Unallocated amounts
Professional fees			1,330,769
Change in fair value of prepaid forward purchase liabilities			12,911,503
Earnout share payment			5,199,629
Impairment loss on intangible assets			1,139,016
Other corporate expenses			1,793,102
Net loss before income taxes			(25,028,694)

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Other Significant Items:

	For the Year Ended December 31, 2024
	Property management services	Holistic wellness consumer products and services	Unallocated	Total
Interest expense	$2,137	$10,440	$32,313	$44,890
Depreciation and amortization	$139,987	$13,058	$20,172	$173,217
Capital expenditure	$-	$113,603	$2,427	$116,030

	For the Year Ended December 31, 2023
	Property management services	Holistic wellness consumer products and services	Unallocated	Total
Interest expense	$2,584	$-	$20,641	$23,225
Depreciation and amortization	$119,348	$-	$-	$119,348
Capital expenditure	$-	$-	$-	$-

	For the Year Ended December 31, 2022
	Property management services	Holistic wellness consumer products and services	Unallocated	Total
Interest expense	$1,276	$-	$92,506	$93,782
Depreciation and amortization	$172,016	$-	$-	$172,016
Capital expenditure	$-	$-	$-	$-

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Disaggregated information of revenues by regions are as follows:

	For the Years Ended December 31,
	2024	2023	2022

Singapore	$3,921,982	$3,706,458	$3,764,295
Malaysia	89,023
Total	$4,011,005	$3,706,458	$3,764,295

As of December 31, 2024, the Company’s total assets were comprised of $279,515 for property management service, $1,173,979 for holistic wellness consumer products and services, and $244,316 for others.

As of December 31, 2023, the Company’s total assets were comprised of $597,090 for property management service, $102,839 for medical services, and $610,579 for others.